Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Dollar/Euro [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (82)	$ (131)
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2	(1)
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	70	152
US Dollar/Japanese Yen [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	(2)
US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	21	2
US Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	31	$ 0
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Option contract [Member] | US Dollar/Euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | US Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(30)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(16)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	17
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	36
Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] | Percentage Of Possible Changes Decrease 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	17
Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] | Percentage Of Possible Changes Decrease Zero Dot Five Percent Member
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	8
Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] | Increase 0.5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] | Percentage Of Possible Changes Increase 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(15)
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	6
Forward contracts [Member] | US Dollar/Euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Forward contracts [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | US Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(64)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(33)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	41
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	84
Forward contracts [Member] | Other [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | Other [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | Other [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | Other [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(28)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(14)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	16
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 34